INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions			12 Months Ended
	Mar. 02, 2017 USD ($) shares	Mar. 02, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance			$ 69.0	$ 52.6
Purchase of additional shares of associate				7.4
Currency translation adjustment			(1.2)	0.8
Share of net earnings (loss), net of income taxes			12.6	15.0
Share of net earnings (loss) recorded as a reduction of the provision			(1.0)	0.1
Share of dividends received			(2.1)	(2.1)
Acquisition of control over associate				(4.8)
Other			0.5
Investments in associates and joint ventures, ending balance			76.8	69.0
Associates
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance			7.7	5.7
Purchase of additional shares of associate				7.4
Currency translation adjustment			(1.2)	0.8
Share of net earnings (loss), net of income taxes			(1.5)	(1.4)
Share of net earnings (loss) recorded as a reduction of the provision			0.0	0.0
Share of dividends received			0.0	0.0
Acquisition of control over associate				(4.8)
Other			0.0
Investments in associates and joint ventures, ending balance			$ 5.0	$ 7.7
INV Metals Inc.
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Purchase of additional shares of associate	$ 7.4	$ 9.8
Proportion of ownership interest in associate			35.60%	35.60%
Additional associate shares acquired | shares	9.8	9.8
Additional associate shares purchased (in cad per share) | $ / shares		$ 1.00
Sadiola
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance			$ 61.3	$ 46.9
Purchase of additional shares of associate				0.0
Currency translation adjustment			0.0	0.0
Share of net earnings (loss), net of income taxes			13.1	16.5
Share of net earnings (loss) recorded as a reduction of the provision			0.0	0.0
Share of dividends received			(2.1)	(2.1)
Acquisition of control over associate				0.0
Other			0.5
Investments in associates and joint ventures, ending balance			71.8	61.3
Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance			0.0	0.0
Purchase of additional shares of associate				0.0
Currency translation adjustment			0.0	0.0
Share of net earnings (loss), net of income taxes			1.0	(0.1)
Share of net earnings (loss) recorded as a reduction of the provision			(1.0)	0.1
Share of dividends received			0.0	0.0
Acquisition of control over associate				0.0
Other			0.0
Investments in associates and joint ventures, ending balance			$ 0.0	$ 0.0